Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNDISCOVERED MANAGERS FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2016